TAXES ON INCOME (Schedule of Taxes on Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current	$ 2,380	$ 14,940	$ 1,140
Deferred	2,310	(1,877)	2,352
Domestic	2,938	12,154	2,719
Foreign	1,752	909	773
Taxes on income	$ 4,690	$ 13,063	$ 3,492